Share Capital - Additional information (Details) - USD ($)		12 Months Ended
	Jun. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding		1,133,131	893,060
Stock issued under PIPE financing shares	17,493,000
Dividends		$ 0	$ 0	$ 0
Common stock held by subsidiary		27,072,167
Class A and Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Shares authorized value			$ 99,700,000	$ 99,700,000
Number of shares authorised			99,961,829	99,961,829
Par value per share			$ 0.01	$ 0.01
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding		252,160,087
Ordinary Shares [member] | Exchange of Predecessor Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Capital reorganization event shares issued	180,600,000
Ordinary Shares [member] | Exchange of Class A OACB Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Capital reorganization shares issued	5,000,000
Predecessor Earn Out Shares [member] | Exchange of Predecessor Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Capital reorganization event shares issued	38,330,000
Class A OACB Ordinary Shares [Member] | Exchange of Class A OACB Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	976,505
Class B OACB Ordinary Shares [Member] | Exchange of Class A OACB Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	6,250,000
OACB Earn Out Shares [member] | Exchange of Class A OACB Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Capital reorganization shares issued	1,250,000